Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash and cash equivalents from continuing operations
Cash and cash equivalents	$ 268,525		$ 293,569
Cash and cash equivalents of discontinued operations	6,012		4,424
Total cash and cash equivalents	274,537	[1]	297,993	[1]	643,379	[1]	340,800	[1]
Russian ruble bank accounts [Member]
Cash and cash equivalents from continuing operations
Cash and cash equivalents	21,642		173,613
U.S. dollar bank accounts [Member]
Cash and cash equivalents from continuing operations
Cash and cash equivalents	213,376		82,659
Euro bank accounts [Member]
Cash and cash equivalents from continuing operations
Cash and cash equivalents	19,243		14,439
Bank accounts in other currencies [Member]
Cash and cash equivalents from continuing operations
Cash and cash equivalents	9,143		11,955
Other Bank Accounts [Member]
Cash and cash equivalents from continuing operations
Cash and cash equivalents	$ 5,121		$ 10,903

[1]	See Note 4